Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Gross realized gains	¥ 238	¥ 204	¥ 641
Gross realized losses	1,545	4,281	1,961
Time deposits with original maturities of more than three months	28,292	125,497
Aggregate cost of non-marketable equity securities accounted for under the cost method	14,808	14,583
Investments in affiliated companies accounted for by the equity method	17,345	15,776
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 610	¥ (7,368)	¥ 10,471